Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 38,470	$ 38,794
Accounts receivable	227	199
Refundable deposits	193	192
Investment in securities - current		7,950
Investment in securities - noncurrent	5,777	2,371
Financial liabilities
Accounts payable	44	53
Accrued expenses	1,182	1,151
Lease liabilities - current and noncurrent	970	1,333
Carrying Amount
Financial assets
Cash and cash equivalents	38,470	38,794
Accounts receivable	227	199
Restricted cash	313	313
Refundable deposits	193	192
Investment in securities - current		7,950
Investment in securities - noncurrent	5,777	2,371
Financial liabilities
Accounts payable	44	53
Accrued expenses	1,182	1,151
Lease liabilities - current and noncurrent	970	1,333
Estimated Fair Value
Financial assets
Cash and cash equivalents	38,470	38,794
Accounts receivable	227	199
Restricted cash	313	313
Refundable deposits	193	192
Investment in securities - current		7,950
Investment in securities - noncurrent	5,777	2,371
Financial liabilities
Accounts payable	44	53
Accrued expenses	1,182	1,151
Lease liabilities - current and noncurrent	$ 970	$ 1,333